Balances and Transactions with Related Parties and Affiliated Companies - Schedule of Balances and Transactions with Related Parties and Affiliated Companies (Detail) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets (current included in accounts receivable)
Other receivables	$ 1,636	$ 1,007
Current and non-current receivables	1,704	1,593
Liabilities (current included in suppliers and other liabilities and loans)
Other payables	818	224
Trade payable	4,015	3,536
FEMSA and Subsidiaries
Assets (current included in accounts receivable)
Due from related party	746	634
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	1,454	1,380
The Coca-Cola Company
Assets (current included in accounts receivable)
Due from related party	776	820
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	1,248	1,444
The Coca-Cola Company | Promotora Industrial Azucarera, S.A. de C.V. ("PIASA")
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	342
Heineken Group
Assets (current included in accounts receivable)
Due from related party	175	139
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	495	488
Other Related Parties
Assets (current included in accounts receivable)
Due from related party	182	139
Other receivables	$ 7	$ 0